Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity
Amount
Year 1	$100
Year 2	79
Year 3	21
Total	$200
Less imputed interest	-16
Present value of lease liabilities	$184

Lease liabilities, current	94
Lease liabilities, non- current	90
Present value of lease liabilities	$184